Prepayments and other assets- Movement in allowance for current expected credit loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Prepayments and other assets
Balance at beginning of the year	$ 6,186	$ 10,667	$ 11,069
Additions	299		745
Reversals	(169)	(100)	(197)
Write-off	(34)	(4,234)
Exchange difference	(59)	(147)	(950)
Balance at end of the year	$ 6,223	$ 6,186	$ 10,667